Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Prepayments to suppliers	$268,111	$274,628
Deposits	136,241	137,583
Tax prepayment	65,145	65,561
Other receivables	5,438	5,504
Total prepaid expenses and other current assets	$474,935	$483,276

The Group did not record any bad debt expense for the six months ended June 30, 2026 and 2025.

The movement of the allowance for credit losses is as follows:

	For the six months Ended June 30,	For the six months Ended June 30,
	2026	2025
Balance as of the beginning of the period	$-	$(73,196)
Reversal	-	-
Exchange difference	-	(5,427)
Balance as of the end of the period	$-	$(78,623)